EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva	$ 446	$ 744
Weighted average number of shares used in the computation of basic earnings per share	851	850
Weighted average number of shares used in the computation of diluted earnings per share	859	852
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	959		957
Treasury, shares	111		105